GUARANTOR FINANCIAL INFORMATION - Condensed Balance Sheet Statement - 10K (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015		Jun. 30, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 185.8	$ 326.9	[1]	$ 199.0	[1]	$ 275.3	[1]	$ 244.1	$ 116.3
Trade receivables, less allowances for doubtful accounts	268.4	244.9	[1]			238.9
Inventories	209.6	183.8	[1]			156.6
Deferred income taxes - current		58.0				58.4
Prepaid expenses and other	74.3	53.3	[1]			44.6
Intercompany receivables	0.0	0.0
Investment in subsidiaries	0.0	0.0
Property, plant and equipment, net	216.8	215.3	[1]			212.0
Deferred income taxes - noncurrent	41.7	49.8	[1]			34.8
Goodwill	476.7	469.7	[1]			464.1		472.3
Intangible assets, net	328.9	318.0	[1]			327.8
Other assets	89.4	84.1	[1]			113.3
Total assets	2,018.8	2,063.2	[1]			2,031.2
Short-term borrowings	14.1	11.3	[1]			6.6
Current portion of long-term debt	6.8	30.0	[1]			31.5
Accounts payable	187.6	201.3	[1]			153.5
Accrued expenses and other	233.2	272.4	[1]			273.3
Intercompany payables	0.0	0.0
Long-term debt	1,783.6	1,783.7	[1]			1,832.4
Other long-term liabilities	72.8	70.8	[1]			90.0
Total liabilities	2,476.3	2,554.8
Total stockholder's deficiency	(457.5)	(491.6)	[1]			(557.0)		(516.5)	(576.7)
Total liabilities and stockholder's deficiency	2,018.8	2,063.2	[1]			2,031.2
Products Corporation [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	61.9	141.5				104.2		141.3	59.1
Trade receivables, less allowances for doubtful accounts		79.7				87.8
Inventories		88.1				75.5
Deferred income taxes - current		49.4				46.2
Prepaid expenses and other		136.9				119.0
Intercompany receivables		692.1				992.5
Investment in subsidiaries		591.0				562.8
Property, plant and equipment, net		124.8				112.4
Deferred income taxes - noncurrent		3.1				22.6
Goodwill		182.4				185.8
Intangible assets, net		56.6				53.2
Other assets		69.4				83.2
Total assets		2,215.0				2,445.2
Short-term borrowings		0.0				0.0
Current portion of long-term debt		29.9				31.5
Accounts payable		85.3				68.3
Accrued expenses and other		175.1				159.0
Intercompany payables		360.4				672.9
Long-term debt		1,803.2				1,831.7
Other long-term liabilities		252.7				238.8
Total liabilities		2,706.6				3,002.2
Total stockholder's deficiency		(491.6)				(557.0)
Total liabilities and stockholder's deficiency		2,215.0				2,445.2
Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	71.4	93.0				88.1		0.8	0.0
Trade receivables, less allowances for doubtful accounts		44.5				39.7
Inventories		34.5				30.6
Deferred income taxes - current		0.0				0.0
Prepaid expenses and other		3.3				6.2
Intercompany receivables		366.5				630.0
Investment in subsidiaries		16.3				(161.4)
Property, plant and equipment, net		28.1				28.0
Deferred income taxes - noncurrent		0.0				0.0
Goodwill		30.0				30.0
Intangible assets, net		156.7				164.6
Other assets		9.6				2.9
Total assets		782.5				858.7
Short-term borrowings		0.0				0.0
Current portion of long-term debt		0.0				0.0
Accounts payable		29.2				19.0
Accrued expenses and other		18.9				24.5
Intercompany payables		401.0				703.6
Long-term debt		0.0				0.0
Other long-term liabilities		0.8				4.4
Total liabilities		449.9				751.5
Total stockholder's deficiency		332.6				107.2
Total liabilities and stockholder's deficiency		782.5				858.7
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	52.5	92.4				83.0		102.0	57.2
Trade receivables, less allowances for doubtful accounts		120.7				111.4
Inventories		61.2				50.5
Deferred income taxes - current		8.6				12.2
Prepaid expenses and other		30.5				24.8
Intercompany receivables		95.2				129.6
Investment in subsidiaries		0.0				0.0
Property, plant and equipment, net		62.4				71.6
Deferred income taxes - noncurrent		35.4				12.2
Goodwill		257.3				248.3
Intangible assets, net		104.7				110.0
Other assets		25.1				27.2
Total assets		893.5				880.8
Short-term borrowings		11.3				6.6
Current portion of long-term debt		0.1				0.0
Accounts payable		86.8				66.2
Accrued expenses and other		78.4				89.8
Intercompany payables		392.4				375.6
Long-term debt		0.5				0.7
Other long-term liabilities		49.3				47.7
Total liabilities		618.8				586.6
Total stockholder's deficiency		274.7				294.2
Total liabilities and stockholder's deficiency		893.5				880.8
Consolidated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		326.9				275.3		244.1	116.3
Trade receivables, less allowances for doubtful accounts		244.9				238.9
Inventories		183.8				156.6
Deferred income taxes - current		58.0				58.4
Prepaid expenses and other		170.7				150.0
Intercompany receivables		0.0				0.0
Investment in subsidiaries		0.0				0.0
Property, plant and equipment, net		215.3				212.0
Deferred income taxes - noncurrent		38.5				34.8
Goodwill		469.7				464.1
Intangible assets, net		318.0				327.8
Other assets		104.1				113.3
Total assets		2,129.9				2,031.2
Short-term borrowings		11.3				6.6
Current portion of long-term debt		30.0				31.5
Accounts payable		201.3				153.5
Accrued expenses and other		272.4				273.3
Intercompany payables		0.0				0.0
Long-term debt		1,803.7				1,832.4
Other long-term liabilities		302.8				290.9
Total liabilities		2,621.5				2,588.2
Total stockholder's deficiency		(491.6)				(557.0)
Total liabilities and stockholder's deficiency		2,129.9				2,031.2
Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0.0	0.0		$ 0.0		0.0		$ 0.0	$ 0.0
Trade receivables, less allowances for doubtful accounts	0.0	0.0				0.0
Inventories	0.0	0.0				0.0
Deferred income taxes - current		0.0				0.0
Prepaid expenses and other		0.0				0.0
Intercompany receivables	(1,309.3)	(1,153.8)				(1,752.1)
Investment in subsidiaries	(570.2)	(607.3)				(401.4)
Property, plant and equipment, net	0.0	0.0				0.0
Deferred income taxes - noncurrent	0.0	0.0				0.0
Goodwill	0.0	0.0				0.0
Intangible assets, net	0.0	0.0				0.0
Other assets	0.0	0.0				0.0
Total assets	(1,879.5)	(1,761.1)				(2,153.5)
Short-term borrowings	0.0	0.0				0.0
Current portion of long-term debt	0.0	0.0				0.0
Accounts payable	0.0	0.0				0.0
Accrued expenses and other	0.0	0.0				0.0
Intercompany payables	(1,309.3)	(1,153.8)				(1,752.1)
Long-term debt	0.0	0.0				0.0
Other long-term liabilities		0.0				0.0
Total liabilities	(1,309.3)	(1,153.8)				(1,752.1)
Total stockholder's deficiency	(570.2)	(607.3)				(401.4)
Total liabilities and stockholder's deficiency	$ (1,879.5)	$ (1,761.1)				$ (2,153.5)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.